Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Operating lease costs	¥ 2,590,320	$ 370,411	¥ 2,095,867	¥ 1,200,344
Short-term lease	140,766	$ 20,129	118,554	178,288
Leasing cost other than operating lease costs and short-term lease costs | ¥	¥ 0		¥ 0	¥ 0
Operating leases | item	0	0
Weighted average remaining lease terms of the right-of-use assets	2 years 10 months 20 days	2 years 10 months 20 days	3 years 1 month 2 days	3 years 25 days
Weighted average incremental borrowing rate	3.14%	3.14%	3.42%	3.44%